PRUDENTIAL SERIES FUND

PSF PGIM 50/50 Balanced Portfolio

PSF PGIM Flexible Managed Portfolio

PSF PGIM Total Return Bond Portfolio

Supplement dated October 6, 2023 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for Prudential Series Fund (the Trust) relating to the portfolios referenced above (each a Portfolio and collectively the Portfolios). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

The Trust's SAI relating to the Portfolios is hereby revised to reflect the following information with respect to Mr. Matthew Angelucci and Mr. Tyler Thorn effective immediately:

I.The tables in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS" are hereby revised by adding the following information with respect to Mr. Angelucci and Mr. Thorn for each Portfolio:

PSF PGIM 50/50 Balanced Portfolio

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$92,687,656,290	27/$28,024,599,647	148/ $74,841,987,892	None
Income*,	Angelucci		5/$1,821,169,285	11/$7,486,872,094
PGIM Limited

	Tyler Thorn	41/$86,429,187,239	17/$25,691,417,195	103/$53,166,183,875	None
			1/$59,779,608	3/$476,847,821

*Information as of	August 31, 2023.
**PGIM Fixed Income is a business unit of PGIM, Inc.
PSF PGIM Flexible Managed Portfolio

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/ $92,089,696,736	27/$28,024,599,647	148/$74,841,987,892	None
Income*,	Angelucci		5/$1,821,169,285	11/$7,486,872,094
PGIM Limited

	Tyler Thorn	41/$85,831,227,685	17/$25,691,417,195	103/$53,166,183,875	None
			1/$59,779,608	3/$476,847,821

*Information as of	August 31, 2023.
**PGIM Fixed Income is a business unit of PGIM, Inc.

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PSF PGIM Total Return Bond Portfolio

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment	(in millions)	of Portfolio
		Companies*	Vehicles*		Securities*
		(in millions)	(in millions)
PGIM Fixed	Matthew	54/$92,329,030,649	27/$28,024,599,647	148/$74,841,987,892	None
Income*,	Angelucci		5/$1,821,169,285	11/$7,486,872,094
PGIM Limited

	Tyler Thorn	41/$86,070,561,598	17/$25,691,417,195	103/$53,166,183,875	None
			1/$59,779,608	3/$476,847,821

*Information as of	August 31, 2023.
**PGIM Fixed Income is a business unit of PGIM, Inc.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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